Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost
As at January 1	$ 36,442,000	$ 31,709,000
Additions	9,633,000	6,502,000
Disposals	(812,000)	(355,000)
Exchange differences	(1,056,000)	(1,414,000)
As at December 31	44,207,000	36,442,000	$ 31,709,000
Accumulated depreciation
As at January 1	19,826,000	17,489,000
Depreciation	4,844,000	3,486,000	2,478,000
Disposals	(720,000)	(322,000)
Exchange differences	(598,000)	(827,000)
As at December 31	23,352,000	19,826,000	17,489,000
Net book value	20,855,000	16,616,000
Buildings
Cost
As at January 1	2,272,000	2,372,000
Exchange differences	(60,000)	(100,000)
As at December 31	2,212,000	2,272,000	2,372,000
Accumulated depreciation
As at January 1	1,330,000	1,141,000
Depreciation	114,000	120,000
Transfers		127,000
Exchange differences	(38,000)	(58,000)
As at December 31	1,406,000	1,330,000	1,141,000
Net book value	806,000	942,000
Leasehold improvements
Cost
As at January 1	13,684,000	9,057,000
Additions	587,000	920,000
Disposals		(130,000)
Transfers	3,103,000	4,253,000
Exchange differences	(352,000)	(416,000)
As at December 31	17,022,000	13,684,000	9,057,000
Accumulated depreciation
As at January 1	6,244,000	5,296,000
Depreciation	2,270,000	1,323,000
Disposals		(117,000)
Exchange differences	(210,000)	(258,000)
As at December 31	8,304,000	6,244,000	5,296,000
Net book value	8,718,000	7,440,000
Plant and equipment
Cost
As at January 1	3,218,000	2,568,000
Additions	247,000	48,000
Disposals		(2,000)
Transfers	1,096,000	742,000
Exchange differences	(87,000)	(138,000)
As at December 31	4,474,000	3,218,000	2,568,000
Accumulated depreciation
As at January 1	782,000	499,000
Depreciation	402,000	316,000
Disposals		(2,000)
Exchange differences	(29,000)	(31,000)
As at December 31	1,155,000	782,000	499,000
Net book value	3,319,000	2,436,000
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	16,643,000	15,154,000
Additions	3,470,000	1,424,000
Disposals	(812,000)	(223,000)
Transfers	755,000	945,000
Exchange differences	(485,000)	(657,000)
As at December 31	19,571,000	16,643,000	15,154,000
Accumulated depreciation
As at January 1	11,470,000	10,553,000
Depreciation	2,058,000	1,727,000
Disposals	(720,000)	(203,000)
Transfers		(127,000)
Exchange differences	(321,000)	(480,000)
As at December 31	12,487,000	11,470,000	10,553,000
Net book value	7,084,000	5,173,000
Construction in progress
Cost
As at January 1	625,000	2,558,000
Additions	5,329,000	4,110,000
Transfers	(4,954,000)	(5,940,000)
Exchange differences	(72,000)	(103,000)
As at December 31	928,000	625,000	$ 2,558,000
Accumulated depreciation
Net book value	$ 928,000	$ 625,000